Share-based Payment - Schedule of Number and Contractual Life of Options (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
$43.40 - $66.85
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 43.40
Exercise price, upper range limit	66.85
$66.86 - $71.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	66.86
Exercise price, upper range limit	71.75
$71.76 - $82.60
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	71.76
Exercise price, upper range limit	82.60
$82.61 - $181.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	82.61
Exercise price, upper range limit	181.65
$181.66 - $232.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	181.66
Exercise price, upper range limit	$ 232.75
Stock Option Plan
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding	306,321	423,642
Weighted number of options exercisable	102,883	131,119
Stock Option Plan | $43.40 - $66.85
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	4 years 10 months 13 days
Number of options outstanding	67,858
Stock Option Plan | $66.86 - $71.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	4 years 4 months 6 days
Number of options outstanding	135,071
Weighted number of options exercisable	29,665
Weighted average exercise price	$ 69.30
Stock Option Plan | $71.76 - $82.60
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	5 years 2 months 4 days
Number of options outstanding	86,294
Weighted number of options exercisable	60,131
Weighted average exercise price	$ 74.55
Stock Option Plan | $82.61 - $181.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	2 years 7 months 9 days
Number of options outstanding	10,350
Weighted number of options exercisable	7,102
Weighted average exercise price	$ 149.45
Stock Option Plan | $181.66 - $232.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	6 years 6 months
Number of options outstanding	6,748
Weighted number of options exercisable	5,985
Weighted average exercise price	$ 210.00